Fair Value Measurements (Detail 3) (USD $) In Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2009 Fair Value	Dec. 31, 2009 Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 Fair Value Measurements, Total Gains (Losses)
Nonfinancial assets and liabilities measured at fair value on a nonrecurring basis
Long-lived assets held and used		$ 41	$ 41	$ (32)
Impairment of certain long-lived assets associated with the UK passport production activity of 3M's Security Systems Division	$ 13